NOTE PAYABLE (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 05, 2021	Apr. 16, 2020	Mar. 01, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 08, 2021
Short-term Debt [Line Items]
Notes payable				$ 115,244		$ 115,244
Debt instrument, interest rate								3.00%
Repayment of debt						35,000	$ 45,000	$ 40,000	$ 20,000
Debt Instrument, Face Amount										$ 180,244
Forgiven percentage	100.00%
Gain on debt extinguishment (PPP)	$ 90,100					90,100
First Six Months [Member]
Short-term Debt [Line Items]
Repayment of debt						1,000		1,000
Seven And Eight Months [Member]
Short-term Debt [Line Items]
Repayment of debt						2,000		2,000
Nine Through Twenty Three Months [Member]
Short-term Debt [Line Items]
Repayment of debt						5,000		5,000
24th Month [Member]
Short-term Debt [Line Items]
Notes payable				180,224		180,224
13 Months [Member]
Short-term Debt [Line Items]
Repayment of debt						5,000
14 Months [Member]
Short-term Debt [Line Items]
Notes payable				57,622		57,622
20 Months [Member]
Short-term Debt [Line Items]
Notes payable				$ 57,622		$ 57,622
Twenty Fourth Month [Member]
Short-term Debt [Line Items]
Notes payable								$ 180,224
Huntington National Bank [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate		1.00%
Loan		$ 90,100
Debt instrument maturity date		Apr. 16, 2022
Notre Dame [Member] | Unsecured Promissory Note [Member]
Short-term Debt [Line Items]
Notes payable			$ 265,244
Debt instrument, interest rate			10.00%
Debt instrument term, description			twenty four months